PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Common Stock - 99.6%

	Shares	Value
AEROSPACE & DEFENSE - 3.2%
Safran SA	50,027	$10,583,356

BANKS - 3.9%
U.S. Bancorp	159,102	6,316,349
Wells Fargo & Company	114,112	6,777,112
		13,093,461
BEVERAGES - 5.5%
Coca-Cola Company (The)	152,658	9,716,682
Constellation Brands, Inc. (a)	18,304	4,709,253
Diageo plc	30,657	3,865,234
		18,291,169
DIVERSIFIED FINANCIAL SERVICES - 1.0%
American Express Company	13,898	3,218,082

FOOD PRODUCTS - 1.4%
Nestle, S.A. (b)	45,951	4,707,680

HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
Abbott Laboratories	86,587	8,997,255
Intuitive Surgical, Inc. (a)	19,633	8,733,740
		17,730,995
HEALTH CARE PROVIDERS & SERVICES - 9.1%
CIGNA Corporation	10,851	3,587,015
Elevance Health Inc.	14,651	7,938,791
Quest Diagnostics Incorporated	26,518	3,629,784
UnitedHealth Group, Inc.	29,158	14,849,003
		30,004,593
HOTELS, RESTAURANTS & LEISURE - 2.2%
Compass Group Plc (b)	266,086	7,373,243

HOUSEHOLD PRODUCTS - 2.2%
Unilever Plc (b)	129,246	7,107,238

INDUSTRIAL CONGLOMERATES - 0.8%
General Electric Company	17,472	2,777,524

INTERACTIVE MEDIA & SERVICES - 8.3%
Alphabet, Inc. Class A (a)	70,009	12,752,139
Meta Platforms, Inc. (a)	29,073	14,659,188
		27,411,327

	Shares	Value
IT SERVICES - 21.4%
Accenture Plc	32,334	9,810,459
Amadeus IT Group, S.A. (b)	27,299	1,824,665
Microsoft Corporation	51,793	23,148,882
Oracle Corporation	73,396	10,363,515
salesforce.com, inc. (a)	31,533	8,107,134
SAP AG (b)	55,582	11,211,445
Visa, Inc.	24,464	6,421,066
		70,887,166
MACHINERY - 1.9%
Otis Worldwide Corp.	66,159	6,368,465

MULTILINE RETAIL - 2.6%
TJX Companies, Inc. (The)	76,584	8,431,899

PHARMACEUTICALS - 10.8%
Eli Lilly and Company	11,963	10,831,061
Haleon plc (b)	228,821	1,890,061
Johnson & Johnson	69,368	10,138,827
Merck & Co., Inc.	63,064	7,807,323
Roche Holding Ltd. (b)	145,429	5,042,024
		35,709,296
RETAILING - 3.3%
Amazon.com, Inc. (a)	56,757	10,968,290

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.9%
KLA-Tencor Corporation	8,901	7,338,964
Lam Research Corporation	10,452	11,129,812
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	62,741	10,905,013
Texas Instruments, Inc.	50,499	9,823,570
		39,197,359
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.4%
Apple, Inc.	53,609	11,291,128

TEXTILES, APPAREL & LUXURY GOODS - 1.4%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	29,448	4,515,851

TOTAL COMMON STOCK
(Cost $ 248,280,490)		329,668,122

SHORT TERM INVESTMENTS - 0.3%

Money Market - 0.3%	Par Value	Value
UMB Money Market Special II, 5.25% (c)	1,003,947	$1,003,947
(Cost $ 1,003,947)

TOTAL INVESTMENTS - 99.9%
(Cost $ 249,284,437)		330,672,069

OTHER ASSETS & LIABILITIES (NET) - 0.1%		207,451
NET ASSETS - 100%		$330,879,520

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on June 30, 2024.
(d)	At June 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $249,654,119 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$85,500,032
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,482,081)

Net unrealized appreciation/(depreciation)	$81,017,951

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	36.7%
Health Care	25.2%
Consumer Discretionary	9.5%
Consumer Staples	9.1%
Communication Services	8.3%
Industrials	5.9%
Financials	4.9%
CASH + other assets (net)	0.4%
100.0%

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Common Stock - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 4.5%
Curtiss-Wright Corporation	7,200	$1,951,056
V2X, Inc. (a)	37,600	1,803,296
		3,754,352
AUTOMOBILES - 1.5%
Winnebago Industries, Inc.	23,067	1,250,231

BANKS - 17.5%
BOK Financial Corporation	18,264	1,673,713
Colony Bankcorp, Inc.	119,479	1,463,618
Cullen/Frost Bankers, Inc.	16,300	1,656,569
F.N.B. Corporation	61,980	847,887
International Bancshares Corporation	41,700	2,385,657
OFG Bancorp	73,100	2,737,595
South Plains Financial, Inc.	92,300	2,492,100
Southside Bancshares, Inc.	43,200	1,192,752
		14,449,891
BIOTECHNOLOGY - 1.7%
Exelixis, Inc. (a)	61,900	1,390,893

BUILDING PRODUCTS - 3.4%
Carlisle Companies Incorporated	4,000	1,620,840
Janus International Group, Inc. (a)	91,500	1,155,645
		2,776,485
CAPITAL MARKETS - 3.2%
Hercules Capital, Inc.	128,665	2,631,199

CHEMICALS - 2.8%
Cabot Corporation	25,573	2,349,903

COMMERCIAL SERVICES & SUPPLIES - 1.9%
Ennis, Inc.	72,400	1,584,836

CONSTRUCTION MATERIALS - 2.2%
Eagle Materials Inc.	8,400	1,826,664

CONSUMER FINANCE - 1.4%
SLM Corporation	55,300	1,149,687

CONTAINERS & PACKAGING - 2.9%
Graphic Packaging Holding Co.	91,600	2,400,836

DIVERSIFIED CONSUMER SERVICES - 0.9%
Perdoceo Education Corporation	36,600	783,972

ELECTRICAL EQUIPMENT - 2.6%
Acuity Brands, Inc.	5,000	1,207,200
Regal Rexnord Corporation	6,789	918,009
		2,125,209

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Arrow Electronics, Inc. (a)	7,700	929,852
Kimball Electronics, Inc. (a)	50,245	1,104,385
		2,034,237
ENERGY EQUIPMENT & SERVICES - 3.7%
Dril-Quip, Inc. (a)	60,500	1,125,300
NOV, Inc.	102,938	1,956,851
		3,082,151
FINANCIAL SERVICES - 2.0%
EVERTEC Inc.	49,800	1,655,850

FOOD PRODUCTS - 2.7%
Ingredion Incorporated	19,600	2,248,120

GROUND TRANSPORTATION - 1.6%
Knight-Swift Transportation Holdings, Inc.	27,194	1,357,525

HEALTH CARE REITS - 1.5%
Global Medical REIT Inc.	135,500	1,230,340

HEALTH CARE TECHNOLOGY - 1.3%
TruBridge, Inc.	105,550	1,055,500

MACHINERY - 4.6%
Allison Transmission Holdings, Inc.	28,100	2,132,790
Wabash National Corporation	76,200	1,664,208
		3,796,998
METALS & MINING - 2.0%
Lundin Mining Corporation	148,400	1,651,660

OIL, GAS & CONSUMABLE FUELS - 3.7%
CVR Energy, Inc.	34,400	920,888
Diamondback Energy, Inc.	10,670	2,136,027
		3,056,915
PHARMACEUTICALS - 2.6%
Harmony Biosciences Holdings, Inc. (a)	28,500	859,845
Pacira BioSciences, Inc. (a)	5,600	160,216
Supernus Pharmaceuticals, Inc. (a)	42,500	1,136,875
		2,156,936
PROFESSIONAL SERVICES - 10.8%
Barrett Business Services, Inc.	92,000	3,014,840
CSG Systems International, Inc.	24,000	988,080
Kforce, Inc.	29,494	1,832,462
Maximus Inc.	16,600	1,422,620
Science Applications International Corporation	14,100	1,657,455
		8,915,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
MKS Instruments, Inc.	17,200	2,245,976

SOFTWARE - 1.0%
Enghouse Systems Limited	39,500	870,882

SPECIALTY RETAIL - 1.5%
Buckle, Inc.	33,500	1,237,490

TEXTILES, APPAREL & LUXURY GOODS - 1.3%
Crocs, Inc. (a)	7,410	1,081,416

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 7.7%
Air Lease Corporation	43,300	2,058,049
Applied Industrial Technologies, Inc.	11,000	2,134,000
H&E Equipment Services, Inc.	18,600	821,562
NOW Inc.	101,700	1,396,341
		6,409,952

TOTAL COMMON STOCK
(Cost $ 55,606,768)		82,561,563

SHORT TERM INVESTMENTS - 0.4%

	Par Value	Value
Money Market - 0.4%
UMB Money Market Special II, 5.25% (b)	298,603	$298,603
(Cost $ 298,603)

TOTAL INVESTMENTS - 100.1%		82,860,166
(Cost $ 55,905,371)
OTHER ASSETS & LIABILITIES (NET) - (0.1)%		(68,617)
NET ASSETS - 100%		$82,791,549

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2024.
(c)	At June 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 56,335,974 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,336,248
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,812,056)

Net unrealized appreciation/(depreciation)	$26,524,192

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	37.1%
Financials	24.0%
Materials	9.9%
Energy	7.4%
Information Technology	6.2%
Health Care	5.6%
Consumer Discretionary	5.3%
Consumer Staples	2.7%
Real Estate	1.5%
Cash and Other Assets (Net)	0.3%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Common Stock - 96.8%
	Shares	Value
AUSTRALIA - 6.0%
Accent Group Limited	1,300,500	$1,680,670
Collins Foods Limited	253,124	1,538,388
HANSEN Technologies	139,462	422,866
Macquarie Group Limited	10,484	1,433,227
		5,075,151
BELGIUM - 2.4%
D’Ieteren S.A.	9,800	2,080,570

BRAZIL - 1.4%
Equatorial Energia S.A.	217,388	1,201,123
Equatorial Energia S.A.	2,937	16,439
		1,217,562
CANADA - 10.9%
Alimentation Couche-Tard Inc.	31,100	1,744,773
Canadian Tire Corporation	11,684	1,159,008
Enghouse Systems Limited	19,400	427,724
EQB Inc.	25,748	1,754,416
goeasy Ltd.	14,685	2,115,396
OpenText Corporation	28,000	840,573
Toronto-Dominion Bank	22,936	1,260,441
		9,302,331
CHINA - 6.8%
Alibaba Group Holding Ltd.	125,200	1,130,543
China MeiDong Auto Holdings Limited	2,000,000	537,951
Midea Group Co., Ltd.	228,700	2,030,133
Zhejiang Supor Co.	227,900	1,571,378
Zhongsheng Group Holdings	364,500	533,160
		5,803,165

DENMARK - 0.8%
DFDS A/S	25,200	713,098

FINLAND - 1.1%
Valmet OYJ	31,800	909,594

FRANCE - 5.7%
Alten S.A.	8,400	922,730
LVMH Moet Hennessy Louis Vuitton SE	995	760,939
Neurones S.A.	43,855	1,896,420
SEB SA	12,000	1,229,450
		4,809,539
GERMANY - 0.8%
Sixt SE	10,100	717,099

	Shares	Value
HONG KONG - 0.5%
Kingboard Laminates Holdings, Ltd.	426,500	458,872

INDIA - 1.1%
Muthoot Finance Ltd.	42,294	910,852

INDONESIA - 1.0%
PT Bank Rakyat Indonesia Tbk	2,939,646	825,793

ITALY - 7.0%
De’Longhi S.p.A.	26,700	835,538
Interpump Group S.p.A.	19,300	857,962
Reply S.p.A.	8,818	1,302,240
SeSa S.p.A.	6,993	864,101
SOL S.p.A.	58,400	2,071,632
		5,931,473
JAPAN -5.8%
FULLCAST HOLDINGS Co., Ltd.	85,200	768,527
JAC Recruitment Co., Ltd.	174,900	715,431
NEXTAGE Co., Ltd.	90,600	1,353,424
Open Up Group Inc.	66,400	820,196
Sony Group Corporation	15,100	1,280,393
		4,937,971
MALAYSIA - 1.4%
Public Bank Bhd	926,900	789,854
Scientex Berhad	460,400	420,631
		1,210,485
MEXICO - 0.5%
Wal-Mart de Mexico, S.A.B. de C.V.	126,000	429,015

NETHERLANDS - 0.9%
Aalberts N.V.	19,534	793,837

NORWAY - 4.9%
SpareBank Nord-Norge	207,100	1,928,330
Sparebanken Vest	193,682	2,282,892
		4,211,222
PERU - 0.7%
Credicorp Ltd.	3,800	613,054

SINGAPORE - 1.8%
United Overseas Bank Limited	64,500	1,491,024

SOUTH AFRICA - 2.9%
AVI Limited	263,174	1,363,287
FirstRand Limited	257,100	1,082,749
		2,446,036
SOUTH KOREA - 2.1%
Hansol Chemical Co., Ltd.	2,917	387,168
Samsung Electronics Company Limited	23,932	1,416,969
		1,804,137
SPAIN - 1.0%
CIE Automotive	30,545	849,472

	Shares	Value
SWEDEN - 2.0%
Bravida Holding AB	59,100	438,638
Hexpol AB	75,300	839,021
Knowit AB	24,558	385,871
		1,663,530
SWITZERLAND - 2.8%
ALSO Holding AG	6,300	1,942,021
Barry Callebaut AG	250	407,300
		2,349,321
TAIWAN - 7.9%
BizLink Holding, Inc.	103,290	1,190,773
Chailease Holding Co., Ltd.	271,889	1,286,468
POYA International Co., Ltd.	55,680	844,434
SINBON Electronics Co., Ltd.	150,300	1,352,823
Thinking Electronic Industrial Co., Ltd.	156,000	855,941
Yageo Corporation	51,510	1,159,080
		6,689,519
THAILAND - 3.7%
Krungthai Card Public Company Limited	545,100	605,296
Muangthai Capital Public Company Limited	1,064,000	1,261,230
TISCO Financial Group	477,800	1,243,406
		3,109,932
UNITED KINGDOM - 12.1%
Computacenter plc	53,700	1,949,518
Cranswick plc	39,440	2,216,038
Games Workshop Group PLC	6,748	910,140
Genuit Group plc	112,100	611,442
Howden Joinery Group plc	37,263	413,798
Marshalls PLC	105,100	388,595
Mondi plc	63,711	1,228,164
OSB Group PLC	71,500	387,371
Oxford Instruments plc	25,000	780,559
Pets at home group plc	180,000	672,127
RS Group plc	48,664	431,215
SSP Group plc	154,400	289,049
		10,278,016
UNITED STATES - 0.8%
Euronet Worldwide, Inc. (a)	6,500	672,750

TOTAL COMMON STOCK
(Cost $ 73,422,338)		82,304,420

SHORT TERM INVESTMENTS - 2.9%

	Par Value	Value
Money Market - 2.9%
UMB Money Market Special II, 5.25% (b)	2,439,046	$2,439,046
(Cost $ 2,439,046)

TOTAL INVESTMENTS - 99.7%
(Cost $ 75,861,384)		84,743,466
OTHER ASSETS & LIABILITIES (Net) - 0.3%		258,048
NET ASSETS - 100%		$85,001,514

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on June 30, 2024.
(c)	At June 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 76,289,731 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,530,801
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,077,066)

Net unrealized appreciation/(depreciation)	$8,453,735

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	25.8%
Consumer Discretionary	25.0%
Information Technology	20.0%
Industrials	11.0%
Consumer Staples	7.3%
Materials	6.3%
Utilities	1.4%
Cash and Other Assets (Net)	3.2%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Common Stock - 98.3%
	Shares	Value
BELGIUM - 1.4%
D’leteren S.A.	193,853	$41,155,588

CANADA - 11.3%
Canadian Tire Corporation	565,485	56,093,930
Lundin Mining Corporation	6,176,500	68,743,127
Magna International Inc.	1,116,485	46,784,018
Methanex Corporation	1,352,793	65,296,681
Open Text Corporation	1,496,200	44,916,615
Toronto-Dominion Bank	1,019,503	56,026,473
		337,860,844
CHILE - 1.3%
Antofagasta plc	1,503,500	40,100,935

COLOMBIA - 0.3%
Tecnoglass, Inc.	154,800	7,767,864

FRANCE - 11.0%
Ipsos	556,480	35,126,645
Michelin (CGDE)	1,738,300	67,270,403
Publicis Groupe	607,547	64,706,913
Teleperformance SE	467,700	49,291,199
TotalEnergies SE	937,900	62,650,635
Vinci SA	478,098	50,407,546
		329,453,341
GERMANY - 8.9%
Daimler Truck Holding AG	1,594,400	63,512,858
Deutsche Telekom AG	2,395,518	60,279,458
flatexDegiro AG	988,400	14,035,259
Hannover Rueck SE	238,800	60,576,530
Muenchener Rueckversicherungs-Gesellschaft	137,330	68,731,229
		267,135,334
IRELAND - 5.4%
Greencore Group plc (a)	18,360,301	38,619,063
Jazz Pharmaceuticals plc (a)	512,200	54,667,106
Smurfit Kappa	1,558,146	69,466,160
		162,752,329
ITALY - 2.2%
Eni S.p.A.	3,634,400	55,908,453
Trevi Finanziaria Industriale SpA (a)	25,608,324	9,427,135
		65,335,588
JAPAN - 12.8%
Daicel Corporation	3,273,400	31,388,907
Daito Trust Construction Company, Ltd.	510,600	52,643,920
Itochu Corporation	1,429,300	69,785,666
KDDI Corporation	1,870,200	49,458,105
Marubeni Corporation	3,609,100	66,759,151
Sony Group Corporation	685,200	58,101,007
Takeda Pharmaceutical Company Limited	2,095,900	54,358,416
		382,495,172

	Shares	Value
NETHERLANDS - 2.0%
Koninklijke Ahold Delhaize N.V.	2,029,900	60,020,299

NORWAY - 6.0%
DNB Bank ASA	2,978,230	58,655,537
SpareBank 1 SR-Bank ASA	3,857,887	47,320,032
Sparebanken Vest	1,737,975	20,485,171
Yara International ASA	1,812,400	52,359,168
		178,819,908
PUERTO RICO - 2.1%
Popular, Inc.	727,150	64,301,875

RUSSIA - 0.0%
ALROSA Company PJSC * (a)	41,136,300	4,769

SINGAPORE - 2.2%
United Overseas Bank Limited	2,849,947	65,881,236

SOUTH KOREA - 13.1%
F&F Co., Ltd.	275,500	12,489,067
Kia Motors Corporation	697,700	65,537,675
LG Electronics, Inc.	852,100	68,650,846
LG Uplus Corporation	3,036,000	21,658,932
Samsung Electronics Company Limited	1,124,349	66,570,609
Shinhan Financial Group Co., Limited	1,924,200	67,308,558
SK Hynix, Inc.	517,200	88,861,460
		391,077,147
SWEDEN - 3.6%
Duni AB	1,566,400	15,027,690
Loomis AB, Class B	1,195,583	31,159,082
SKF AB-B	2,991,300	60,107,329
		106,294,101
SWITZERLAND - 4.0%
Barry Callebaut AG	34,982	56,992,709
Novartis AG	557,150	59,627,326
Sandoz Group AG	132,470	4,796,988
		121,417,023
THAILAND - 0.6%
TISCO Financial Group	6,414,700	16,693,340

UNITED KINGDOM - 10.1%
Bellway plc	1,661,285	53,255,199
Inchcape plc	4,569,974	42,978,899
Linde plc	150,644	66,104,094
Mondi plc	2,989,268	57,624,443
Next plc	552,650	63,124,073
Nomad Foods Limited (a)	1,164,500	19,190,960
		302,277,668

TOTAL COMMON STOCK		2,940,844,361
(Cost $ 2,463,134,626)

WARRANTS - 0.0%
ITALY - 0.0%
Trevi Finanziaria Industriale SpA (a)	76,022	$138,503
(Cost $ 7,585,702)

SHORT TERM INVESTMENTS - 0.3%

	Par Value	Value
Money Market - 0.3%
UMB Money Market Special II, 5.25% (b)	8,437,504	$8,437,504
(Cost $ 8,437,504)

TOTAL INVESTMENTS - 98.6%		2,949,420,368
(Cost $ 2,479,157,832)
OTHER ASSETS & LIABILITIES (NET) - 1.4%		42,071,699
NET ASSETS - 100%		$2,991,492,067

*	Fair Valued by Valuation Committee as delegated by Pear Tree Fund’s Trustees

(a)	Non income producing security.
(b)	Interest rate reflects seven-day effective yield on June 30, 2024.
(c)	At June 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 2,492,447,008 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$755,594,214
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(298,620,854)

Net unrealized appreciation/(depreciation)	$456,973,360

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	19.7%
Financials	18.1%
Materials	15.1%
Industrials	13.6%
Communication Services	7.7%
Information Technology	6.7%
Consumer Staples	5.8%
Health Care	5.8%
Energy	4.0%
Real Estate	1.8%
Cash and Other Assets (Net)	1.7%

100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Common Stock - 97.9%
	Shares	Value
BELGIUM - 2.8%
D’leteren SA	131,655	$27,950,761

BRAZIL - 1.9%
Equatorial Energia S.A.	3,383,812	18,700,069

CANADA - 5.1%
EQB Inc.	371,361	25,303,785
goeasy Ltd.	170,971	24,628,620
		49,932,405
CHINA - 1.1%
China MeiDong Auto Holdings Limited	13,000,000	3,496,683
Xinhua Winshare Publishing and Media Co., Limited	6,160,500	7,669,654
		11,166,337
COLOMBIA - 2.0%
Tecnoglass, Inc.	398,764	20,009,978

DENMARK - 2.9%
DFDS A/S	374,399	10,594,574
Ringkjoebing Landbobank A/S	106,200	17,796,154
		28,390,728
FRANCE - 9.3%
Amundi	332,600	21,475,887
Elis S.A.	1,187,198	25,726,228
Rubis	826,400	23,257,169
Technip Energies N.V.	931,600	20,906,338
		91,365,622
GERMANY- 2.5%
flatexDEGIRO AG	490,400	6,963,670
Krones AG	86,600	10,877,205
Sixt SE	93,525	6,640,265
		24,481,140
HONG KONG - 1.3%
Kingboard Laminates Holdings, Ltd.	5,147,500	5,538,207
Samson Holding Limited	74,790,800	2,251,177
VSTECS Holdings Limited	8,587,360	4,872,557
		12,661,941
INDONESIA - 0.7%
PT. Pakuwon Jati Tbk	317,709,100	7,101,162

IRELAND - 3.3%
Glanbia plc	1,296,500	25,288,072
Greencore Group plc (a)	3,466,100	7,290,596
		32,578,668
ITALY - 2.3%
De’Longhi SpA	731,436	22,889,220

JAPAN - 11.4%
Daicel Corporation	2,587,100	24,807,918
Dowa Holdings Co., Limited	500,800	17,773,637
Kanematsu Corporation	892,800	14,952,152
Kyudenko Corporation	326,700	12,009,058
Mizuho Leasing Company, Limited	1,352,000	9,463,832
Open House Group Co., Limited	575,100	17,618,381
Sankyu Inc.	464,000	15,830,113
		112,455,091
JORDAN - 2.0%
Hikma Pharmaceuticals plc	835,900	19,980,873

NETHERLANDS - 4.5%
Aalberts N.V.	603,103	24,509,341
Signify N.V.	778,400	19,437,059
		43,946,400
NORWAY - 4.5%
SpareBank Nord-Norge	735,389	6,847,285
Sparebank 1 Oestlandet	427,188	5,446,020
SpareBank 1 SMN	961,828	13,651,228
SpareBank 1 SR-Bank ASA	931,626	11,427,129
Sparebanken Vest	614,092	7,238,182
		44,609,844

	Shares	Value
PORTUGAL - 1.2%
Redes Energéticas Nacionais, SGPS, S.A.	4,848,005	11,897,901

SINGAPORE - 2.6%
AEM Holdings Limited	7,231,802	9,604,695
Venture Corporation, Limited	1,567,200	16,443,285
		26,047,980
SOUTH KOREA - 5.9%
Doosan Bobcat	568,700	21,194,559
ENF Technology Co., Limited	692,686	14,442,491
Fila Holding Corporation	221,700	6,458,533
Nature Holdings Co., Limited (The)	264,402	2,402,956
Orion Corporation	203,800	13,650,825
		58,149,364
SPAIN - 0.6%
CIE Automotive	206,600	5,745,654

SWEDEN - 4.9%
Duni AB	485,645	4,659,169
Hexpol AB	2,231,100	24,859,757
Loomis AB, Class B	706,161	18,403,848
		47,922,774
TAIWAN - 1.7%
BizLink Holding, Inc.	1,059,293	12,212,000
Primax Electronics Limited	1,561,800	4,534,980
		16,746,980
THAILAND - 4.2%
Thanachart Capital PCL	16,775,000	20,684,481
TISCO Financial Group	7,836,500	20,393,372
		41,077,853
UNITED KINGDOM - 19.2%
Berkeley Group Holdings plc	205,300	11,906,414
Coats Group plc	5,811,700	5,818,312
Computacenter plc	503,000	18,260,852
Crest Nicholson Holdings plc	2,611,400	7,928,938
Future plc	1,333,000	17,675,604
Inchcape plc	2,541,089	23,897,993
Keller Group plc	457,639	7,103,788
Lancashire Holdings Limited	2,360,334	18,319,366
OSB Group plc	3,172,817	17,189,601
QinetiQ	3,856,400	21,604,810
Redrow plc	1,597,185	13,466,343
Vistry Group plc	1,745,525	26,102,339
		189,274,360

TOTAL COMMON STOCK		965,083,105
(Cost $ 872,911,994)

SHORT TERM INVESTMENTS - 1.7%
	Par Value	Value
Money Market - 1.7%
UMB Money Market Special II, 5.25% (b)	16,559,981	$16,559,981
(Cost $ 16,559,981)

TOTAL INVESTMENTS - 99.6%		981,643,086
(Cost $ 889,471,975)
OTHER ASSETS & LIABILITIES (NET) - 0.4%		4,499,854
NET ASSETS - 100%		$986,142,940

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2024.
(c)	At June 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 896,355,393 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$181,070,972
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(95,783,279)

Net unrealized appreciation/(depreciation)	$85,287,693

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	24.5%
Financials	23.0%
Consumer Discretionary	19.3%
Materials	8.3%
Information Technology	6.0%
Utilities	5.5%
Consumer Staples	4.7%
Energy	2.1%
Health Care	2.0%
Communication Services	1.8%
Real Estate	0.7%
Cash and Other Assets (Net)	2.1%

100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Common Stock - 97.7%
	Shares	Value
DENMARK - 6.0%
INDUSTRIALS - 6.0%
Cadeler AS (a)	277,693	$1,757,831
Vestas Wind Systems A/S	42,083	975,236
		2,733,067
GERMANY - 6.1%
INDUSTRIALS - 2.8%
Kion Group AG (a)	30,126	1,262,057
INFORMATION TECHNOLOGY - 3.3%
Infineon Technologies AG	40,811	1,500,398

TOTAL GERMANY		2,762,455

IRELAND - 3.8%
INDUSTRIALS - 3.8%
Kingspan Group plc	19,994	1,703,486

ISRAEL - 2.0%
CONSUMER DISCRETIONARY - 2.0%
Mobileye Global Inc.	32,750	919,784

JAPAN - 6.2%
INDUSTRIALS - 2.7%
Kurita Water Industries Ltd.	28,384	1,203,223
INFORMATION TECHNOLOGY - 3.5%
Keyence Corporation	3,665	1,607,396

TOTAL JAPAN		2,810,619

SWITZERLAND - 4.7%
INFORMATION TECHNOLOGY - 4.7%
Landis+Gyr Group AG	14,150	1,143,212
u-blox	9,447	990,326
		2,133,538
UNITED STATES - 68.9%
CONSUMER DISCRETIONARY - 1.0%
Rivian Automotive, Inc.	35,033	470,143

FINANCIALS - 2.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,015	1,243,644

	Shares	Value
INDUSTRIALS - 37.1%
American Superconductor Corporation (a)	84,224	1,969,999
Array Technologies, Inc. (a)	61,867	634,755
Energy Recovery, Inc. (a)	86,737	1,152,735
Enovix Corporation (a)	59,833	925,018
Generac Holdings Inc. (a)	8,833	1,167,899
Hubbell Incorporated	4,766	1,741,878
Mueller Water Products, Inc.	54,515	976,909
Primoris Services Corporation	37,647	1,878,209
Symbotic Inc. (a)	13,687	481,235
Tetra Tech, Inc.	6,603	1,350,182
Valmont Industries, Inc.	7,122	1,954,633
Xylem Inc.	12,229	1,658,619
Zurn Elkay Water Solutions	31,552	927,629
		16,819,700
INFORMATION TECHNOLOGY - 12.3%
Badger Meter, Inc.	12,286	2,289,496
Cognex Corporation	28,071	1,312,600
Enphase Energy, Inc. (a)	7,634	761,186
Trimble Navigation Limited (a)	21,415	1,197,527
		5,560,809
MATERIALS - 6.3%
Albemarle Corporation	8,919	851,943
Aspen Aerogels, Inc. (a)	45,628	1,088,228
MP Materials Corp. (a)	72,349	921,002
		2,861,173

UTILITIES - 9.4%
GE Vernova Inc.	8,418	1,443,771
NextEra Energy, Inc.	39,487	2,796,075
		4,239,846

TOTAL UNITED STATES		31,195,315

TOTAL COMMON STOCK
(Cost $ 42,373,777)		44,258,264

SHORT TERM INVESTMENTS - 2.1%	Par Value	Value
Money Market - 2.1%
UMB Money Market Special II, 5.25% (b)	937,273	$937,273
(Cost $ 937,273)

TOTAL INVESTMENTS - 99.8%
(Cost $ 43,311,050)		45,195,537
OTHER ASSETS & LIABILITIES (Net) - 0.2%		88,592
NET ASSETS - 100%		$45,284,129

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on June 30, 2024.
(c)	At June 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 43,311,050 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,601,965
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,717,478)

Net unrealized appreciation/(depreciation)	$1,884,487

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	55.5%
Information Technology	23.9%
Materials	6.3%
Utilities	6.2%
Consumer Discretionary	3.1%
Financials	2.7%
Cash and Other Assets (Net)	2.3%
100.0%